CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	100,000,000	100
Preferred stock, shares issued	0	0
Preferred stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	900
Common stock, shares, issued	5,350,000	10
Common stock, shares, outstanding	5,262,534	10
Common stock, par value	$ 0.01	$ 0.01
Treasury stock, common, shares	87,466